Taxation (Details) - Schedule of deferred income tax liabilities or to deferred income tax assets - CHF (SFr)	Jun. 30, 2021	Jun. 30, 2020
Deferred Tax liabilities
Total	SFr (261,657)	SFr (212,844)
Deferred Tax assets
Total	146,435	76,337
Deferred Tax, net	(115,222)	(136,507)
Intangible assets [Member]
Deferred Tax liabilities
Total	(261,657)	(212,844)
Net operation loss (NOL) [Member]
Deferred Tax assets
Total	SFr 146,435	SFr 76,337